Investments - Equity investments without readily determinable fair values (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	1 Months Ended												12 Months Ended
	Dec. 31, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2023 HKD ($) shares	May 31, 2023 CNY (¥)	Apr. 30, 2023 CNY (¥)	Feb. 28, 2023 CNY (¥)	Sep. 30, 2021 CNY (¥)	Jul. 31, 2021 CNY (¥)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Apr. 30, 2019 CNY (¥)	Oct. 31, 2016 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Feb. 28, 2021 CNY (¥)	Oct. 31, 2019 CNY (¥)	Sep. 30, 2019 CNY (¥)	Nov. 30, 2018 CNY (¥)	Oct. 31, 2018 CNY (¥)	Oct. 31, 2017 CNY (¥)
Investments
Total consideration	¥ 235,353												¥ 235,353		¥ 224,813	¥ 232,230
Long-term Investments	¥ 261,016												261,016		227,959	252,500	$ 36,763
Impairment of long-term investment													444	$ 63	7,945	17,850
Impairment of long-term investment													0		7,945	17,850
Payments to acquire equity investments with readily determinable fair values		¥ 7,104	$ 7,818
Equity investments with readily determinable fair values, number of shares acquired | shares		357,800	357,800
Repayment of the loan advances to the related party													18,620	$ 2,623		7,170
Impairment loss													¥ 444		¥ 0	¥ 0
Beijing Souyang Management Consulting Co., Ltd
Investments
Minority interest							23.00%
Shanghai Xingying Medical Technology Co., Ltd
Investments
Percentage of equity interest held												10.00%
Total consideration												¥ 4,000
Cash consideration												1,000
Non-cash consideration for investment												¥ 3,000
Shanghai Linkedcare Information Technology Co., Ltd
Investments
Percentage of equity interest held								13.33%		15.10%
Cash consideration								¥ 40,000		¥ 125,000
First BCC
Investments
Percentage of equity interest held																							1.00%
Total consideration																							¥ 1,663
Chengdu Zhisu Medical Management Company Limited
Investments
Percentage of equity interest held																				16.00%		16.00%
Total consideration																				¥ 4,250		¥ 4,000
Beijing Mevos
Investments
Percentage of equity interest held																					11.11%
Total consideration																					¥ 5,150
Yicai
Investments
Percentage of equity interest held							35.00%				35.00%
Cash consideration							¥ 350				¥ 17,500
Beijing Sharing New Medical Technology Company Limited
Investments
Total consideration																		¥ 7,596	¥ 13,475
Equity method investment ownership percentage	49.00%												49.00%				49.00%		49.00%
Beijing Sharing New Medical Technology Company Limited | Related Party
Investments
Payments to acquire equity method investments	¥ 14,126					¥ 19,609
Repayment of the loan advances to the related party						18,620
Beauty Care Clinics Investment Co., Ltd
Investments
Percentage of equity interest held									1.74%
Cash consideration									¥ 50,000
Kerui Medical Technology (Ningbo) Co., Ltd.
Investments
Percentage of equity interest held								7.50%
Cash consideration								¥ 3,000
Beijing Souyang Management Consulting Co., Ltd
Investments
Equity method investment ownership percentage	20.00%						77.00%						20.00%				20.00%
Payments to acquire equity method investments						¥ 700	¥ 5,000
Percent of equity interests sold						11.00%
Percentage of capital reduction				46.00%
Amount of consideration for capital reduction				¥ 3,753
Proceeds from capital reduction				¥ 1,000
Hangzhou Huanyouji Culture Media Co., Ltd.
Investments
Percentage of equity interest held					30.00%
Cash consideration					¥ 10,540